Noninterest Revenue	6 Months Ended
Jun. 30, 2011
Noninterest Income, Other [Abstract]
NONINTEREST REVENUE
NONINTEREST REVENUE
For a discussion of the components of and accounting policies for the Firm’s other noninterest revenue, see Note 7 on pages 199–200 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the components of investment banking fees.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Underwriting:
Equity	$455	$354	$834	$767
Debt	876	711	1,858	1,462
Total underwriting	1,331	1,065	2,692	2,229
Advisory	602	356	1,034	653
Total investment banking fees	$1,933	$1,421	$3,726	$2,882

Principal transactions revenue consists of trading revenue as well as realized and unrealized gains and losses on private equity investments. Trading revenue is driven by the Firm's client market-making and client driven activities as well as certain risk management activities.
The spread between the price at which the Firm buys and the price at which the Firm sells financial instruments with clients and other market makers is recognized as trading revenue. Trading revenue also includes unrealized gains and losses on financial instruments that the Firm holds in inventory as a market maker to meet client needs, or for risk management purposes.
The following table presents principal transactions revenue by major underlying type of risk exposures. This table does not include other types of revenue, such as net interest income on trading assets, which are an integral part of the overall performance of the Firm's client-driven trading activities.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Trading revenue by risk exposure:
Interest rate	$(325)	$288	$190	$572
Credit	919	1,371	2,198	3,418
Foreign exchange	225	474	785	1,172
Equity	754	37	1,778	1,029
Commodity(a)	729	(160)	1,291	205
Total trading revenue	$2,302	$2,010	$6,242	$6,396
Private equity gains/(losses)(b)	838	80	1,643	242
Principal transactions	$3,140	$2,090	$7,885	$6,638

(a)
Includes realized gains and realized and unrealized losses on physical commodities inventory that is carried at the lower of cost or market, and gains and losses on commodity derivatives and other financial instruments that are carried at fair value through income. Commodity derivatives are frequently used to manage the Firm's risk exposure to its physical commodity inventory.

(b)	Includes revenue on private equity investments held in the Private Equity business within Corporate/Private Equity, as well as those held in other business segments.
The following table presents components of asset management, administration and commissions.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Asset management:
Investment management fees	$1,655	$1,317	$3,149	$2,644
All other asset management fees	148	116	292	225
Total asset management fees	1,803	1,433	3,441	2,869
Total administration fees(a)	579	531	1,130	1,022
Commission and other fees:
Brokerage commissions	699	753	1,462	1,456
All other commissions and fees	622	632	1,276	1,267
Total commissions and fees	1,321	1,385	2,738	2,723
Total asset management, administration and commissions	$3,703	$3,349	$7,309	$6,614

(a)	Includes fees for custody, securities lending, funds services and securities clearance.